Note 6 - Financial Instrument and Risk Management - Significant Unobservable Inputs (Details) - The 2023 SPA investor warrants [member]	Dec. 31, 2023
Exercise price measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.71
Remaining contractual term measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	1.49
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	85
Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	4.6